AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 26, 2004


                                                               FILE NOS. 2-90518
                                                                        811-4006
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                               -------------------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 66

                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 67

                               CITIFUNDS TRUST I*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   125 BROAD STREET, NEW YORK, NEW YORK 10004
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

                                ROBERT I. FRENKEL
                            300 FIRST STAMFORD PLACE
                                    4TH FLOOR
                           Stamford, Connecticut 06902
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                 ROGER P. JOSEPH
                    BINGHAM MCCUTCHEN LLP, 150 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110

                               -------------------

It is proposed that this filing will become effective in 60 days pursuant to paragraph (a)(1) of Rule 485.

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*This filing relates solely to shares of the Trust's series Salmon Brothers All Cap Growth Fund.

                                Explanatory Note

     Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-90518) and Amendment No. 64 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-04006) pursuant to Rule 485(a) on February 3, 2004 (Accession No. 0000950117-01-500683) are herein incorporated by reference. This filing is being made pursuant to Rule 485(a)(1) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until September 24, 2004.

                                     PART C

ITEM 23. EXHIBITS.

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+                        a(1)        Amended and Restated Declaration of Trust of the Registrant

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+++                      a(2)        Certificate of Amendment to the Amended and Restated Declaration of Trust

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++++                     a(3)        Certificate of Amendment to the Amended and Restated Declaration of Trust

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++++++                   a(4)        Form of Amendment to Exhibit A and Exhibit B of the Amended and Restated
                                     Declaration of Trust

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+                        b(1)        Amended and Restated By-Laws of the Registrant

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++++++                   d(1)        Form of Management Agreement between the Registrant, on behalf of
                                     Salomon Brothers All Cap Growth Fund, and Salomon Brothers Asset
                                     Management Inc. ('SBAM'), as manager

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++++++                   e(1)        Distribution Agreement between the Registrant and Citigroup Global Markets
                                     Inc. (formerly Salomon Smith Barney, Inc.), as distributor

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++++++                   e(2)        Form of Letter Agreement amending Appendix A to Distribution  Agreement between the  Registrant  and Citigroup  Global  Markets Inc.  (formerly
                                     Salomon Smith Barney, Inc.)

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*                        g(1)        Custodian Contract between the Registrant and State Street Bank and Trust
                                     Company ('State Street'), as custodian

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++++++                   g(2)        Form of Letter Agreement adding Salomon Brothers All Cap Growth Fund to the Custodian Contract between the Registrant and State Street

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++++++                   h(1)        Form of Transfer Agency Agreement between the Registrant and PFPC Inc., as transfer agent

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++                       h(2)        Retirement Plan of the Registrant

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To be filed by           i           Opinion and consent of counsel
amendment
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++++++                   m(1)        Form of Service Plan for Class A shares of Salomon Brothers All Cap Growth
                                     Fund

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++++++                   m(2)        Form of Service Plan for Class B shares of Salomon Brothers All Cap Growth
                                     Fund
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++++++                   m(3)        Form of Service Plan for Class C shares of Salomon Brothers All Cap Growth
                                     Fund
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**                       o           Multiple Class Plan of the Registrant

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***                      p(1)        Code of Ethics for the Registrant and SBAM

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*** and ****             p(2)        Code of Ethics for the Distributor

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++                       q(1)        Powers of Attorney for the Trustees of the Registrant

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++,  +++++ and +++++++   q(2)        Powers of Attorney for certain officers of the Registrant

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* Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 30, 1997.

** Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 12, 1999.


*** Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on June 2, 2000.


**** Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on September 11, 2000.


+ Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 5, 2001.


++ Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 19, 2003.


+++ Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 18, 2003.


++++ Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on October 31, 2003.


+++++ Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 24, 2003.


++++++ Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 3, 2004.


+++++++ Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 2, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 25. INDEMNIFICATION.

         Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated herein by reference as an Exhibit to Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Citigroup Global Markets Inc. (formerly, Salomon Smith Barney, Inc.) incorporated herein by reference as Exhibits to Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         The list required by this Item 26 of officers and directors of SBAM, SBAM Limited and SBAM AP together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of their respective FORM ADV filed by SBAM, SBAM Limited and SBAM AP, respectively, pursuant to the Advisers Act (SEC File Nos. 801-32046, 801-43335 and 801-51393, respectively).

Item 27. Principal Underwriters.

            (a) Citigroup Global Markets Inc. ("CGM") (formerly Salomon Smith Barney Inc.), the Registrant's distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

            CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

          (b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

NAME/ADDRESS

CitiFunds Trust I
125 Broad Street
New York, NY 10004

Salomon Brothers Asset Management Inc.
399 Park Avenue
New York, NY 10022
and
300 First Stamford Place, 4th Floor
Stamford, CT 06902

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Citigroup Global Markets Inc.
388 Greenwich Street
New York, New York 10013

PFPC Inc.
PO BOX 9794
Providence, Rhode Island 02940

ITEM 29. MANAGEMENT SERVICES.

         Not applicable.

ITEM 30. UNDERTAKINGS.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 26th day of July, 2004.

                                      CITIFUNDS TRUST I, on behalf of its series
                                      Salomon Brothers All Cap Growth Fund

                                      By:   /s/ Rosemary D. Emmens
                                            --------------------------
                                            Rosemary D. Emmens
                                            Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on July 26, 2004.

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SIGNATURE                                  TITLE
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R. JAY GERKEN*                             President, Principal Executive Officer and Trustee
R. JAY GERKEN
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FRANCES GUGGINO*                           Principal Financial Officer and Principal Accounting Officer
FRANCES GUGGINO
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ELLIOTT J. BERV*                           Trustee
ELLIOTT J. BERV
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DONALD M. CARLTON*                         Trustee
DONALD M. CARLTON
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A. BENTON COCANOUGHER*                     Trustee
A. BENTON COCANOUGHER
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MARK T. FINN*                              Trustee
MARK T. FINN
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STEPHEN RANDOLPH GROSS*                    Trustee
STEPHEN RANDOLPH GROSS
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DIANA R. HARRINGTON*                       Trustee
DIANA R. HARRINGTON
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SUSAN B. KERLEY*                           Trustee
SUSAN B. KERLEY
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ALAN G. MERTEN*                            Trustee
ALAN G. MERTEN
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R. RICHARDSON PETTIT*                      Trustee
R. RICHARDSON PETTIT
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*By:  /s/ Rosemary D. Emmens
      ----------------------
      ROSEMARY D. EMMENS

EXECUTED BY ROSEMARY D.
EMMENS ON BEHALF OF THOSE
INDICATED PURSUANT TO
POWERS OF ATTORNEY

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                                  Exhibit Index

None.